Label	Element	Value
Midcap Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001056707_SupplementTextBlock	March 27, 2017 DREYFUS INVESTMENT PORTFOLIOS MidCap Stock Portfolio Supplement to Summary and Statutory Prospectus dated April 29, 2016
Risk/Return [Heading]	rr_RiskReturnHeading	Midcap Stock Portfolio
Objective [Heading]	rr_ObjectiveHeading	The following information supersedes and replaces the paragraph in "Investment Objective" in the summary prospectus and "Fund Summary – Investment Objective" in the statutory prospectus:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).